Investments Investments - Distribution of Commercial Mortgage and Middle Market Loans (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Commercial mortgage loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 156.6
Concentration risk percentage	100.00%
Middle market loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 111.7
Concentration risk percentage	100.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Office building
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 21.9
Concentration risk percentage	14.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Apartment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 48.3
Concentration risk percentage	31.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Hotel
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 47.7
Concentration risk percentage	30.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Other commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 17.0
Concentration risk percentage	11.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Retail
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 15.2
Concentration risk percentage	10.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Industrial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 6.5
Concentration risk percentage	4.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Materials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 29.5
Concentration risk percentage	26.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Financials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 22.2
Concentration risk percentage	20.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Industrials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 18.9
Concentration risk percentage	17.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer discretionary
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 14.2
Concentration risk percentage	13.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Health care
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 8.2
Concentration risk percentage	7.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Energy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 7.4
Concentration risk percentage	7.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer staples
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 6.4
Concentration risk percentage	6.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Information technology
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.9
Concentration risk percentage	4.00%
U.S. | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 85.5
Concentration risk percentage	55.00%
U.S. | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 91.8
Concentration risk percentage	82.00%
International | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 71.1
Concentration risk percentage	45.00%
International | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 19.9
Concentration risk percentage	18.00%